Employee Benefits - Analysis of Net Liability and Net Period Cost for Employee Benefit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 120,297,139	$ 111,048,867
Net period cost (benefit)
Net period cost (benefit)	13,636,182	14,240,271	$ 9,278,081
Mexico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	84,821,197	70,073,351
Net period cost (benefit)
Net period cost (benefit)	11,586,065	12,281,154	8,962,953
Puerto Rico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	13,962,128	17,736,616
Net period cost (benefit)
Net period cost (benefit)	776,238	1,058,131	(455,117)
Brazil [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	6,276,780	7,222,762
Net period cost (benefit)
Net period cost (benefit)	735,855	633,159	451,353
Europe [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	14,833,840	15,748,433
Ecuador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	403,194	267,705
Net period cost (benefit)
Net period cost (benefit)	152,335	41,380	58,042
Austria [member]
Net period cost (benefit)
Net period cost (benefit)	$ 385,689	$ 226,447	$ 260,850